GENERAL AND ADMINISTRATIVE EXPENSES (Tables)	2 Months Ended	9 Months Ended
	Dec. 31, 2023	Sep. 30, 2024
Notes and other explanatory information [abstract]
Schedule of General and administrative expenses

	December 31, 2023	October 31, 2023	October 31, 2022	October 31, 2021
	$	$	$	$
Office, banking, travel, and overheads	470,821	1,960,696	1,929,385	1,158,975
Professional services	59,701	585,342	456,532	767,050
Salaries and benefits	906,831	3,919,839	3,466,319	2,057,225
Total	1,437,353	6,465,877	5,852,236	3,983,250

	Three months ended September 30, 2024	Three months ended October 31, 2023	Nine months ended September 30, 2024	Nine months ended October 31, 2023
	$	$	$	$
Office, banking, travel, and overheads	486,057	429,827	1,416,897	1,450,460
Professional services	121,063	207,868	1,247,910	430,861
Salaries and benefits	1,783,551	1,243,694	4,753,731	3,049,314
General and administrative expenses	2,390,671	1,881,389	7,418,538	4,930,635